Other Non-Current Assets	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Other Non-Current Assets
12.	OTHER NON-CURRENT ASSETS

Other non-current assets are comprised of the following:

	December 31, 2013	December 31, 2012
Capitalized loan origination fees	82,375	83,236
Prepaid royalty	26,148	26,187
Advance payment to non state pension fund	17,177	15,934
Intangible assets, net	12,860	16,441
Deferred assets from sale and lease back	11,582	13,574
Prepaid bonds	5,310	5,252
Other	3,936	5,212

Total other non-current assets	159,388	165,836

As of December 31, 2013 and 2012, advanced payments of $17,177 and $15,934 were made by Yakutugol in terms of agreed pension benefit program to Mechel Fund non-state pension funds (Note 16).

As of December 31, 2013 and 2012, the amounts of $71,815 and $69,661, respectively, related to capitalized origination fees on bank loans that were recorded as a non-current asset, and are being amortized using the effective interest method over the loan term (Note 13). The capitalized origination fees are classified between short-term and long-term assets in a manner consistent with the related debt. The Export Credit Agency (“ECA”) fees capitalized within loan origination fees amounted to $10,560 and $13,575 as of December 31, 2013 and 2012, respectively. The ECA fees are the export credit insurance cover issued by the respective Export Credit Agency acting as an intermediary between national governments and exporters to issue export financing.

As of December 31, 2013 and 2012, the BCG Companies had total bonding requirements of $25,184, and $21,170, respectively of which $5,310 and $5,252 is collateralized by cash deposits and investments that are included in Bank deposits with original maturities over 90 days and Prepaid bonds as of December 31, 2013 and 2012, respectively. As of those dates, the insured bonding program included bonding capacity of $41,000 and $50,000, respectively, of which $21,261 and $20,860, respectively, is utilized under an insured program that contained $5,000 and $4,942, respectively, in cash and investment collateral. Insurers have the right to increase collateral requirements should they consider it necessary to lower their risks. In March 2013, the BCG Companies increased its insured bonding requirements by $3,078 to secure permits for a slurry impoundment at its Coal Mountain operation.